INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
SCHEDULE OF EARNINGS (LOSSES) BEFORE INCOME TAXES BY JURISDICTIONS
The components of earnings (losses) before income tax expense by jurisdictions are as follows:

	For the Years Ended
	December 31,	December 31,	December 31,
	2018	2017	2016
	USD	USD	USD
PRC, excluding Hong Kong	175,225,854	171,787,763	170,830,607
U.S.	(11,303,223)	(28,866,395)	(19,408,283)
BVI	2,341,136	3,488,680	2,498,629
Hong Kong	(260,472)	(2,280)	(1,712)
Total	166,003,295	146,407,768	153,919,241

SCHEDULE OF INCOME TAX EXPENSE
Income tax expense for the years ended December 31, 2018, 2017 and 2016 represents current income tax expense and deferred income tax
(benefit)/expense:

	For the Years Ended
	December 31,	December 31,	December 31,
	2018	2017	2016
	USD	USD	USD
Current income tax expense-PRC	29,715,744	27,133,958	28,132,361
Current income tax expense-US	(7,519,674)	40,290,367	-
Deferred income tax benefit-PRC	(4,657,379)	(3,252,516)	(3,006,541)
Deferred income tax expense-US	497,489	-	-
Total income tax expense	18,036,180	64,171,809	25,125,820

SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSE
The effective income tax rate based on income tax expense and earnings before income taxes reported in the consolidated statements of comprehensive income differs from the PRC statutory income tax rate of 25% due to the following:

	For the Years Ended
	December 31,	December 31,	December 31,
	2018	2017	2016
	(in percentage to earnings before income tax expense)
PRC statutory income tax rate	25.0%	25.0%	25.0%
Non-deductible expenses:
Share-based compensation	1.4%	3.7%	-
Others	0.9%	1.1%	1.6%
Tax rate differential	(0.5)%	(0.9)%	(3.6)%
Effect of PRC preferential tax rate	(9.0)%	(11.1)%	(10.9)%
Bonus deduction on research and development expenses	(2.3)%	(1.5)%	(1.5)%
Change in valuation allowance	0.4%	(0.6)%	5.3%
Repatriation tax	(4.5)%	29.4%	-
Tax effect of equity method investment	0.3%	(0.6)%	0.4%
Excess tax benefits from stock option exercises	(0.8)%	(0.7)%	-
Effective income tax rate	10.9%	43.8%	16.3%

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES
As of December 31, 2018 and 2017, significant temporary differences between the tax basis and financial statement basis of assets and liabilities that gave rise to deferred taxes were principally related to the following:

	December 31, 2018	December 31, 2017
	USD	USD
Deferred income tax assets arising from:
-Accrued expenses	7,587,118	6,558,359
-Deferred income	213,086	258,255
-Property, Plant and Equipment	1,149,033	1,210,006
-Other non-current assets	158,607	146,918
-Tax loss carryforwards	4,300,813	5,031,657
Gross deferred income tax assets	13,408,657	13,205,195

Less: valuation allowance	(4,300,813)	(5,031,657)
Net deferred income tax assets	9,107,844	8,173,538

Deferred income tax liabilities arising from:
- Property, plant and equipment	(129,636)	-
- Intangible assets	(7,947,786)	(148,467)
- Land use rights	(552,602)	-
- Equity method investment	(497,489)	-
- Dividend withholding tax	(3,774,778)	(6,085,290)
Deferred income tax liabilities	(12,902,291)	(6,233,757)

Classification on consolidated balance sheets:

Deferred income tax assets, included in other non-current assets	9,107,844	8,173,538

Deferred income tax liabilities, included in other liabilities	(12,902,291)	(6,233,757)

SUMMARY OF VALUATION ALLOWANCE FOR DEFERRED TAX ASSETS
The following table presents the movement of the valuation allowance for deferred income tax assets for the years ended December 31, 2018, 2017 and 2016:

	For the Years Ended
	December 31, 2018	December 31, 2017	December 31, 2016
	USD	USD	USD
Beginning balance	5,031,657	26,629,179	8,160,611
Addition (deduction) during the year	(507,897)	(21,927,117)	18,676,456
Foreign currency translation adjustment	(222,947)	329,595	(207,888)
Ending balance	4,300,813	5,031,657	26,629,179